Derivative Financial Instruments - Summary of gain (loss) on derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 77,849	$ 51,180	$ 174,821
Gain (loss) on fair value adjustments of unsettled financial instruments	(80,117)	760,933	905,695
Total gain (loss) on derivative financial instruments	(2,268)	812,113	1,080,516
Commodity derivatives settlements
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	77,749	54,525	178,064
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	100	(2,824)	(2,722)
Foreign currency hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 0	$ (521)	$ (521)